Result And Remuneration To Shareholders - Additional Information 2 (Details) R$ in Millions			12 Months Ended
		Apr. 11, 2025 employees	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of defined benefit plans [line items]
Number of employees completing severance | employees		118
Personnel	[1]		R$ 1,453	R$ 1,399	R$ 1,308
P D V P 2025 [Member]
Disclosure of defined benefit plans [line items]
Personnel			R$ 22

[1]	Includes an amount of R$22 related to the costs of the 2025 Voluntary Dismissal and Retirement Program (PDVP). Further details are provided throughout this note.